N-4	May 01, 2024 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None
For more information on early withdrawal charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Transaction Charges
In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]
	B Series	0.950%	1.137%
	C Series	1.350%	1.389%
	Investment options (Portfolio fees and expenses)	0.29%	1.43%
	Optional benefits available for an additional charge:	Premium Based: 0.15%	Premium Based: 0.17%
	B Series and C Series	plus	plus
	(for a single optional benefit, if elected)	Account Value Based: 0.15%	Account Value Based: 0.18%
* Charge based on average daily net assets allocated to the Sub-accounts.
[1]Charge based on average daily net assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost B Series - $1,258 C Series - $1,661	Highest Annual Cost B Series - $2,921 C Series -$3,171
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals

	For more information on transaction charges, please refer to the “Fee Table” section of this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None
For more information on early withdrawal charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee
Minimum
Maximum
Base Contract[1]

B Series
0.950%
1.137%
C Series
1.350%
1.389%
Investment options
(Portfolio fees and expenses)
0.29%
1.43%
Optional benefits available for an additional charge:
Premium Based: 0.15%
Premium Based: 0.17%
B Series and C Series
plus
plus
(for a single optional benefit, if elected)
Account Value Based: 0.15%
Account Value Based: 0.18%
* Charge based on average daily net assets allocated to the Sub-accounts.
[1]Charge based on average daily net assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the “Fees, Charges and Deductions” section of this prospectus.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.
Lowest Annual Cost
B Series - $1,258
C Series - $1,661
Highest Annual Cost
B Series - $2,921
C Series -$3,171
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals
For more information on transaction charges, please refer to the “Fee Table” section of this prospectus.

Base Contract (N-4) Footnotes [Text Block]	Charge based on average daily net assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the “Fees, Charges and Deductions” section of this prospectus.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.43%
Risks [Table Text Block]
Risks
Risk of Loss
You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Not a Short-Term Investment
The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Risks Associated with Investment Options
An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the fixed allocations, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The fixed allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risk associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Insurance Company Risks
An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations (including under any fixed allocation), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.

Investment Restrictions [Text Block]
You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life reserves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” and the “What are the Separate Accounts?” section and the “Financial Professional Permission to Forward Transaction Instructions” section of this prospectus.

Optional Benefit Restrictions [Text Block]
You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the Insurance Charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Tax Considerations” section of this prospectus.

Investment Professional Compensation [Text Block]
Broker/dealers may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. More information about these fees and charges appears later in this prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between Investment Options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Fees, Charges and Deductions” section.

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10.00	$10.00
The following Contingent Deferred Sales Charge percentages apply based on the year of the surrender or withdrawal:

	Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
B Series (signed before 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	4.0%	3.0%	0.0%
B Series (signed on or after 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	0.0%	0.0%	0.0%
C Series	There is no CDSC for this Annuity
The next table describes the current and maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Unadjusted Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.47% 0.67%	0.47% 0.67%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.55% 0.68%	0.55% 0.68%
Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3]
For contracts issued on or after August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18%	Premium Based: 0.17% Plus Account Value Based: 0.18%
For contracts issued prior to August 24, 2015	Premium Based: 0.15% Plus Account Value Based: 0.15%	Premium Based: 0.15% Plus Account Value Based: 0.15%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.43%
		[1],[2],[3],[4],[5]
Transaction Expenses [Table Text Block]

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10.00	$10.00

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.
Other Transaction Fee, Maximum [Dollars]	$ 10.00
Other Transaction Fee, Current [Dollars]	$ 10.00
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or Dollar Cost Averaging program do not count toward the 20 free transfers in an Annuity Year.
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Unadjusted Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.47% 0.67%	0.47% 0.67%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.55% 0.68%	0.55% 0.68%
Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3]
For contracts issued on or after August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18%	Premium Based: 0.17% Plus Account Value Based: 0.18%
For contracts issued prior to August 24, 2015	Premium Based: 0.15% Plus Account Value Based: 0.15%	Premium Based: 0.15% Plus Account Value Based: 0.15%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
Base Contract Expense, Footnotes [Text Block]	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.
Optional Benefit Expense, Footnotes [Text Block]	The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.43%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.43%
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Annuity
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the fixed allocations. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a fixed allocation.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Effect of Withdrawals on Optional Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE ANNUITY
The following table summarizes information about the benefits available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	None.
Return of Purchase Payments Death Benefit	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.	Optional	Premium Based: 0.17% plus Account Value Based: 0.18%	Must be elected at the time you purchase the Annuity.
Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of any variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.
Asset Allocation	A method of diversification which allocates assets among classes.	Standard	None.	None.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	None.
Return of Purchase Payments Death Benefit	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.	Optional	Premium Based: 0.17% plus Account Value Based: 0.18%	Must be elected at the time you purchase the Annuity.
Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of any variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.
Asset Allocation	A method of diversification which allocates assets among classes.	Standard	None.	None.

Optional Benefit Expense, Footnotes [Text Block]	The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-PPI-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦ Capital Research and Management Company	0.91%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4♦ Capital Research and Management Company	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® Growth Fund - Class 4 Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® International Fund - Class 4 Capital Research and Management Company	1.06%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® New World Fund® - Class 4♦ Capital Research and Management Company	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 4♦ Capital Research and Management Company	0.73%	4.72%	1.62%	1.83%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦ Capital Research and Management Company	0.77%	16.97%	12.33%	9.64%
Equity	AST ClearBridge Dividend Growth Portfolio[1] ClearBridge Investments, LLC	0.96%	14.32%	12.91%	10.05%
Equity	AST Cohen & Steers Realty Portfolio[1] Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.43%	12.31%	0.77%	0.07%
Fixed Income	AST Global Bond Portfolio[1] AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	1.01%	6.29%	0.56%	N/A
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	4.62%	1.54%	0.93%
Fixed Income	AST High Yield Portfolio1,‡ J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.94%	10.56%	4.24%	4.00%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Equity	AST Large-Cap Core Portfolio[1] J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.90%	23.10%	12.69%	10.27%
Equity	AST Large-Cap Growth Portfolio1,♦ Clearbridge Investments, LLC Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Equity	AST MFS Global Equity Portfolio[1] Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Equity	AST Mid-Cap Growth Portfolio[1] Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Equity	AST Mid-Cap Value Portfolio[1] Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.02%	12.08%	10.42%	7.12%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.02%	17.47%	8.30%	6.44%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Equity	AST Small-Cap Value Portfolio[1] Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Basic Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	16.24%	11.26%	7.44%
Equity	BlackRock Capital Appreciation V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	48.59%	15.77%	12.55%
Equity	BlackRock Equity Dividend V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.92%	11.99%	11.27%	8.73%
Allocation	BlackRock Global Allocation V.I. Fund - Class III♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	52.47%	16.05%	13.38%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.69%	21.29%	12.16%	8.81%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.81%	33.12%	16.36%	11.33%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.84%	4.01%	9.50%	10.39%
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	14.39%	9.20%	6.09%
Equity	MFS® Investors Trust Series - Service Class♦ Massachusetts Financial Services Company	1.03%	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦ Massachusetts Financial Services Company	0.98%	23.70%	16.39%	12.44%
Equity	MFS® Mid Cap Growth Series - Service Class♦ Massachusetts Financial Services Company	1.05%	20.97%	13.05%	10.85%
Equity	MFS® New Discovery Series - Service Class♦ Massachusetts Financial Services Company	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Research Series - Service Class♦ Massachusetts Financial Services Company	1.04%	22.12%	14.13%	10.55%
Equity	MFS® Technology Portfolio - Service Class♦ Massachusetts Financial Services Company	1.10%	53.82%	17.36%	15.28%
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	7.13%	1.58%	1.96%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	10.22%	8.27%	6.27%
Equity	MFS® Utilities Series - Service Class♦ Massachusetts Financial Services Company	1.04%	-2.33%	8.05%	6.13%
Equity	PSF Global Portfolio - Class III LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	1.08%	19.29%	N/A	N/A
Equity	PSF Mid-Cap Growth Portfolio - Class III J.P. Morgan Investment Management, Inc.	0.91%	23.24%	N/A	N/A
Equity	PSF Natural Resources Portfolio - Class III T. Rowe Price Associates, Inc.	0.76%	1.75%	N/A	N/A

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.82%	15.16%	N/A	N/A
Allocation	PSF PGIM Flexible Managed Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.87%	17.66%	N/A	N/A
Fixed Income	PSF PGIM Government Income Portfolio - Class III PGIM Fixed Income	0.77%	4.87%	N/A	N/A
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.86%	11.53%	N/A	N/A
Equity	PSF PGIM Jennison Blend Portfolio - Class III Jennison Associates LLC	0.71%	32.19%	N/A	N/A
Equity	PSF PGIM Jennison Growth Portfolio - Class III Jennison Associates LLC	0.87%	53.12%	N/A	N/A
Equity	PSF PGIM Jennison Value Portfolio - Class III Jennison Associates LLC	0.67%	14.92%	N/A	N/A
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.68%	7.08%	N/A	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Equity	PSF Small-Cap Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.63%	15.44%	N/A	N/A
Equity	PSF Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Equity	PSF Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.54%	25.60%	N/A	N/A
		[6],[7],[8],[9],[10],[11],[12],[13],[14]
Prospectuses Available [Text Block]	The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-PPI-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦ Capital Research and Management Company	0.91%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4♦ Capital Research and Management Company	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® Growth Fund - Class 4 Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® International Fund - Class 4 Capital Research and Management Company	1.06%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® New World Fund® - Class 4♦ Capital Research and Management Company	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 4♦ Capital Research and Management Company	0.73%	4.72%	1.62%	1.83%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦ Capital Research and Management Company	0.77%	16.97%	12.33%	9.64%
Equity	AST ClearBridge Dividend Growth Portfolio[1] ClearBridge Investments, LLC	0.96%	14.32%	12.91%	10.05%
Equity	AST Cohen & Steers Realty Portfolio[1] Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.43%	12.31%	0.77%	0.07%
Fixed Income	AST Global Bond Portfolio[1] AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	1.01%	6.29%	0.56%	N/A
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	4.62%	1.54%	0.93%
Fixed Income	AST High Yield Portfolio1,‡ J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.94%	10.56%	4.24%	4.00%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Equity	AST Large-Cap Core Portfolio[1] J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.90%	23.10%	12.69%	10.27%
Equity	AST Large-Cap Growth Portfolio1,♦ Clearbridge Investments, LLC Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Equity	AST MFS Global Equity Portfolio[1] Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Equity	AST Mid-Cap Growth Portfolio[1] Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Equity	AST Mid-Cap Value Portfolio[1] Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.02%	12.08%	10.42%	7.12%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.02%	17.47%	8.30%	6.44%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Equity	AST Small-Cap Value Portfolio[1] Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Basic Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	16.24%	11.26%	7.44%
Equity	BlackRock Capital Appreciation V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	48.59%	15.77%	12.55%
Equity	BlackRock Equity Dividend V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.92%	11.99%	11.27%	8.73%
Allocation	BlackRock Global Allocation V.I. Fund - Class III♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	52.47%	16.05%	13.38%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.69%	21.29%	12.16%	8.81%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.81%	33.12%	16.36%	11.33%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.84%	4.01%	9.50%	10.39%
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	14.39%	9.20%	6.09%
Equity	MFS® Investors Trust Series - Service Class♦ Massachusetts Financial Services Company	1.03%	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦ Massachusetts Financial Services Company	0.98%	23.70%	16.39%	12.44%
Equity	MFS® Mid Cap Growth Series - Service Class♦ Massachusetts Financial Services Company	1.05%	20.97%	13.05%	10.85%
Equity	MFS® New Discovery Series - Service Class♦ Massachusetts Financial Services Company	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Research Series - Service Class♦ Massachusetts Financial Services Company	1.04%	22.12%	14.13%	10.55%
Equity	MFS® Technology Portfolio - Service Class♦ Massachusetts Financial Services Company	1.10%	53.82%	17.36%	15.28%
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	7.13%	1.58%	1.96%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	10.22%	8.27%	6.27%
Equity	MFS® Utilities Series - Service Class♦ Massachusetts Financial Services Company	1.04%	-2.33%	8.05%	6.13%
Equity	PSF Global Portfolio - Class III LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	1.08%	19.29%	N/A	N/A
Equity	PSF Mid-Cap Growth Portfolio - Class III J.P. Morgan Investment Management, Inc.	0.91%	23.24%	N/A	N/A
Equity	PSF Natural Resources Portfolio - Class III T. Rowe Price Associates, Inc.	0.76%	1.75%	N/A	N/A

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.82%	15.16%	N/A	N/A
Allocation	PSF PGIM Flexible Managed Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.87%	17.66%	N/A	N/A
Fixed Income	PSF PGIM Government Income Portfolio - Class III PGIM Fixed Income	0.77%	4.87%	N/A	N/A
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.86%	11.53%	N/A	N/A
Equity	PSF PGIM Jennison Blend Portfolio - Class III Jennison Associates LLC	0.71%	32.19%	N/A	N/A
Equity	PSF PGIM Jennison Growth Portfolio - Class III Jennison Associates LLC	0.87%	53.12%	N/A	N/A
Equity	PSF PGIM Jennison Value Portfolio - Class III Jennison Associates LLC	0.67%	14.92%	N/A	N/A
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.68%	7.08%	N/A	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Equity	PSF Small-Cap Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.63%	15.44%	N/A	N/A
Equity	PSF Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Equity	PSF Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.54%	25.60%	N/A	N/A

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not a Short-Term Investment [Member]
Prospectus:
Risk [Text Block]	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Risks Associated with Investment Options [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the fixed allocations, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The fixed allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.For more information on the risk associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
Insurance Company Risks [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations (including under any fixed allocation), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the fixed allocations. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value [Member]
Prospectus:
Principal Risk [Text Block]	Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a fixed allocation.
Effect of Withdrawals on Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]	Effect of Withdrawals on Optional Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]	Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
MFS® Investors Trust Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Investors Trust Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
AST Large-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	Clearbridge Investments, LLCJennison Associates LLCMassachusetts Financial Services CompanyT. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	43.63%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	13.40%
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	23.70%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	12.44%
AST Large-Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLCMassachusetts Financial Services CompanyT. Rowe Price Associates, Inc.Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.19%
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.36%
American Funds Insurance Series® Global Small Capitalization Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Insurance Series® Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
MFS® Mid Cap Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	10.85%
AST MFS Global Equity Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST MFS Global Equity Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.11%
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
MFS® New Discovery Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
AST Mid-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	Delaware Investments Fund AdvisersJ.P. Morgan Investment Management, Inc.Massachusetts Financial Services CompanyTimesSquare Capital Management, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	7.82%
American Funds Insurance Series® Growth-Income Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
MFS® Research Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	10.55%
AST Mid-Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services CompanyVictory Capital Management Inc.Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	7.12%
MFS® Technology Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Technology Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	53.82%
Average Annual Total Returns, 5 Years [Percent]	17.36%
Average Annual Total Returns, 10 Years [Percent]	15.28%
AST Quantitative Modeling Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Quantitative Modeling Portfolio
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLCPGIM Fixed IncomePGIM LimitedJennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	6.44%
American Funds Insurance Series® International Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds Insurance Series® New World Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
MFS® Total Return Bond Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	1.96%
AST Small-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLCEmerald Mutual Fund Advisers TrustMassachusetts Financial Services CompanyUBS Asset Management (Americas) Inc.Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.58%
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
American Funds Insurance Series® Washington Mutual Investors Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
MFS® Total Return Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.27%
AST Small-Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Boston Partners Global Investors, IncGoldman Sachs Asset Management, L.P.Hotchkis and Wiley Capital Management, LLCJ.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.34%
MFS® Utilities Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.13%
BlackRock Advantage Large Cap Core V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	10.85%
AST ClearBridge Dividend Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST ClearBridge Dividend Growth Portfolio
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	12.91%
Average Annual Total Returns, 10 Years [Percent]	10.05%
PSF Global Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class III
Portfolio Company Adviser [Text Block]	LSV Asset ManagementMassachusetts Financial Services CompanyPGIM Quantitative Solutions LLCT. Rowe Price Associates, Inc.William Blair Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	19.29%
BlackRock Advantage Large Cap Value V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Value V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.38%
PSF Mid-Cap Growth Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio - Class III
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	23.24%
BlackRock Basic Value V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	7.44%
AST Cohen & Steers Realty Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
AST Core Fixed Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedWellington Management Company LLPWestern Asset Management Company, LLCWestern Asset Management Company Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.28%
PSF Natural Resources Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio - Class III
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	1.75%
PSF PGIM 50/50 Balanced Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.16%
BlackRock Capital Appreciation V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	48.59%
Average Annual Total Returns, 5 Years [Percent]	15.77%
Average Annual Total Returns, 10 Years [Percent]	12.55%
PSF PGIM Flexible Managed Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.66%
AST Emerging Markets Equity Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	AQR Capital Management, LLCJ.P. Morgan Investment Management, Inc.Martin Currie Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	0.07%
AST Global Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Global Bond Portfolio
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.Goldman Sachs Asset Management, L.P.Goldman Sachs Asset Management InternationalWellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	0.56%
BlackRock Equity Dividend V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.73%
BlackRock Global Allocation V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLCBlackRock (Singapore) LimitedBlackRock International Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
AST Government Money Market Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Government Money Market Portfolio
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	0.93%
BlackRock Large Cap Focus Growth V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	52.47%
Average Annual Total Returns, 5 Years [Percent]	16.05%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
AST High Yield Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST High Yield Portfolio
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.00%
AST International Equity Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Adviser [Text Block]	Jennison Associates LLCJ.P. Morgan Investment Management, Inc.LSV Asset ManagementMassachusetts Financial Services CompanyPGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	6.08%
PSF PGIM Government Income Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.87%
PSF PGIM High Yield Bond Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.53%
PSF PGIM Jennison Blend Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.19%
PSF PGIM Jennison Growth Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	53.12%
PSF PGIM Jennison Value Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.92%
PSF PGIM Total Return Bond Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
PSF Small-Cap Stock Index Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
PSF Small-Cap Stock Index Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.44%
PSF Stock Index Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	15.34%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
PSF Stock Index Portfolio - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	25.60%
MFS® International Growth Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.09%
AST Large-Cap Core Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Core Portfolio
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.Massachusetts Financial Services CompanyPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of PurchasePayments Death Benefit
Purpose of Benefit [Text Block]	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected at the time you purchase the Annuity.
Name of Benefit [Text Block]	Return of PurchasePayments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit, which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain Investment Options are not available to invest in or to transfer from. Please see the “Appendix A” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
●	The Return of Purchase Payments Amount, defined below; AND
●	The Unadjusted Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
●	Increased by additional Adjusted Purchase Payments allocated to the Annuity, and
●
Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Unadjusted Account Value immediately prior to the withdrawal).

Here is an example of how the optional Return of Purchase Payments death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

Calculation Method of Benefit [Text Block]	Calculation of the Return of Purchase Payments AmountInitially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:Increased by additional Adjusted Purchase Payments allocated to the Annuity, andReduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Unadjusted Account Value immediately prior to the withdrawal).Here is an example of how the optional Return of Purchase Payments death benefit is calculated:The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.
Asset Allocation [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Allocation
Purpose of Benefit [Text Block]	A method of diversification which allocates assets among classes.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Asset Allocation
Basic Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Basic Death Benefit
Auto-Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Auto-Rebalancing
Purpose of Benefit [Text Block]	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Auto-Rebalancing
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically transfer a percentage amount out of any variable Investment Option and into any other variable Investment Option(s).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Dollar Cost Averaging
C Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 1,661
Highest Annual Cost [Dollars]	$ 3,171
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.389%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.35%
B Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 1,258
Highest Annual Cost [Dollars]	$ 2,921
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.137%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.95%
Contracts Issued Before August 24, 2015 [Member] | C Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $3,121 $9,490 $16,034 $33,231 $1,964 $5,996 $10,177 $21,355
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,121
Surrender Expense, 1 Year, Minimum [Dollars]	1,964
Surrender Expense, 3 Years, Maximum [Dollars]	9,490
Surrender Expense, 3 Years, Minimum [Dollars]	5,996
Surrender Expense, 5 Years, Maximum [Dollars]	16,034
Surrender Expense, 5 Years, Minimum [Dollars]	10,177
Surrender Expense, 10 Years, Maximum [Dollars]	33,231
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,355
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,121 $9,490 $16,034 $33,231 $1,964 $5,996 $10,177 $21,355
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,121
Annuitized Expense, 1 Year, Minimum [Dollars]	1,964
Annuitized Expense, 3 Years, Maximum [Dollars]	9,490
Annuitized Expense, 3 Years, Minimum [Dollars]	5,996
Annuitized Expense, 5 Years, Maximum [Dollars]	16,034
Annuitized Expense, 5 Years, Minimum [Dollars]	10,177
Annuitized Expense, 10 Years, Maximum [Dollars]	33,231
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,355
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $3,121 $9,490 $16,034 $33,231 $1,964 $5,996 $10,177 $21,355
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,121
No Surrender Expense, 1 Year, Minimum [Dollars]	1,964
No Surrender Expense, 3 Years, Maximum [Dollars]	9,490
No Surrender Expense, 3 Years, Minimum [Dollars]	5,996
No Surrender Expense, 5 Years, Maximum [Dollars]	16,034
No Surrender Expense, 5 Years, Minimum [Dollars]	10,177
No Surrender Expense, 10 Years, Maximum [Dollars]	33,231
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,355
Contracts Issued Before August 24, 2015 [Member] | B Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $9,871 $14,749 $19,817 $30,890 $8,712 $11,235 $13,902 $18,770
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,871
Surrender Expense, 1 Year, Minimum [Dollars]	8,712
Surrender Expense, 3 Years, Maximum [Dollars]	14,749
Surrender Expense, 3 Years, Minimum [Dollars]	11,235
Surrender Expense, 5 Years, Maximum [Dollars]	19,817
Surrender Expense, 5 Years, Minimum [Dollars]	13,902
Surrender Expense, 10 Years, Maximum [Dollars]	30,890
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,770
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $2,871 $8,749 $14,817 $30,890 $1,712 $5,235 $8,902 $18,770
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,871
Annuitized Expense, 1 Year, Minimum [Dollars]	1,712
Annuitized Expense, 3 Years, Maximum [Dollars]	8,749
Annuitized Expense, 3 Years, Minimum [Dollars]	5,235
Annuitized Expense, 5 Years, Maximum [Dollars]	14,817
Annuitized Expense, 5 Years, Minimum [Dollars]	8,902
Annuitized Expense, 10 Years, Maximum [Dollars]	30,890
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,770
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $2,871 $8,749 $14,817 $30,890 $1,712 $5,235 $8,902 $18,770
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,871
No Surrender Expense, 1 Year, Minimum [Dollars]	1,712
No Surrender Expense, 3 Years, Maximum [Dollars]	8,749
No Surrender Expense, 3 Years, Minimum [Dollars]	5,235
No Surrender Expense, 5 Years, Maximum [Dollars]	14,817
No Surrender Expense, 5 Years, Minimum [Dollars]	8,902
No Surrender Expense, 10 Years, Maximum [Dollars]	30,890
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,770
Contracts issued on or after August 24, 2015 and applications signed before August 8, 2016 [Member] | C Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,171
Surrender Expense, 1 Year, Minimum [Dollars]	2,014
Surrender Expense, 3 Years, Maximum [Dollars]	9,638
Surrender Expense, 3 Years, Minimum [Dollars]	6,149
Surrender Expense, 5 Years, Maximum [Dollars]	16,278
Surrender Expense, 5 Years, Minimum [Dollars]	10,433
Surrender Expense, 10 Years, Maximum [Dollars]	33,699
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,874
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,171
Annuitized Expense, 1 Year, Minimum [Dollars]	2,014
Annuitized Expense, 3 Years, Maximum [Dollars]	9,638
Annuitized Expense, 3 Years, Minimum [Dollars]	6,149
Annuitized Expense, 5 Years, Maximum [Dollars]	16,278
Annuitized Expense, 5 Years, Minimum [Dollars]	10,433
Annuitized Expense, 10 Years, Maximum [Dollars]	33,699
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,874
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,171
No Surrender Expense, 1 Year, Minimum [Dollars]	2,014
No Surrender Expense, 3 Years, Maximum [Dollars]	9,638
No Surrender Expense, 3 Years, Minimum [Dollars]	6,149
No Surrender Expense, 5 Years, Maximum [Dollars]	16,278
No Surrender Expense, 5 Years, Minimum [Dollars]	10,433
No Surrender Expense, 10 Years, Maximum [Dollars]	33,699
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,874
Contracts issued on or after August 24, 2015 and applications signed before August 8, 2016 [Member] | B Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $9,921 $14,898 $20,062 $31,365 $8,762 $11,388 $14,159 $19,297
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,921
Surrender Expense, 1 Year, Minimum [Dollars]	8,762
Surrender Expense, 3 Years, Maximum [Dollars]	14,898
Surrender Expense, 3 Years, Minimum [Dollars]	11,388
Surrender Expense, 5 Years, Maximum [Dollars]	20,062
Surrender Expense, 5 Years, Minimum [Dollars]	14,159
Surrender Expense, 10 Years, Maximum [Dollars]	31,365
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,297
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $2,921 $8,898 $15,062 $31,365 $1,762 $5,388 $9,159 $19,297
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,921
Annuitized Expense, 1 Year, Minimum [Dollars]	1,762
Annuitized Expense, 3 Years, Maximum [Dollars]	8,898
Annuitized Expense, 3 Years, Minimum [Dollars]	5,388
Annuitized Expense, 5 Years, Maximum [Dollars]	15,062
Annuitized Expense, 5 Years, Minimum [Dollars]	9,159
Annuitized Expense, 10 Years, Maximum [Dollars]	31,365
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,297
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $2,921 $8,898 $15,062 $31,365 $1,762 $5,388 $9,159 $19,297
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,921
No Surrender Expense, 1 Year, Minimum [Dollars]	1,762
No Surrender Expense, 3 Years, Maximum [Dollars]	8,898
No Surrender Expense, 3 Years, Minimum [Dollars]	5,388
No Surrender Expense, 5 Years, Maximum [Dollars]	15,062
No Surrender Expense, 5 Years, Minimum [Dollars]	9,159
No Surrender Expense, 10 Years, Maximum [Dollars]	31,365
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,297
Applications Signed On Or After August 8, 2016 [Member] | C Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,171
Surrender Expense, 1 Year, Minimum [Dollars]	2,014
Surrender Expense, 3 Years, Maximum [Dollars]	9,638
Surrender Expense, 3 Years, Minimum [Dollars]	6,149
Surrender Expense, 5 Years, Maximum [Dollars]	16,278
Surrender Expense, 5 Years, Minimum [Dollars]	10,433
Surrender Expense, 10 Years, Maximum [Dollars]	33,699
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,874
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,171
Annuitized Expense, 1 Year, Minimum [Dollars]	2,014
Annuitized Expense, 3 Years, Maximum [Dollars]	9,638
Annuitized Expense, 3 Years, Minimum [Dollars]	6,149
Annuitized Expense, 5 Years, Maximum [Dollars]	16,278
Annuitized Expense, 5 Years, Minimum [Dollars]	10,433
Annuitized Expense, 10 Years, Maximum [Dollars]	33,699
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,874
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $3,171 $9,638 $16,278 $33,699 $2,014 $6,149 $10,433 $21,874
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,171
No Surrender Expense, 1 Year, Minimum [Dollars]	2,014
No Surrender Expense, 3 Years, Maximum [Dollars]	9,638
No Surrender Expense, 3 Years, Minimum [Dollars]	6,149
No Surrender Expense, 5 Years, Maximum [Dollars]	16,278
No Surrender Expense, 5 Years, Minimum [Dollars]	10,433
No Surrender Expense, 10 Years, Maximum [Dollars]	33,699
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,874
Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019 [Member] | B Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $9,921 $14,898 $20,062 $31,365 $8,762 $11,388 $14,159 $19,297
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,921
Surrender Expense, 1 Year, Minimum [Dollars]	8,762
Surrender Expense, 3 Years, Maximum [Dollars]	14,898
Surrender Expense, 3 Years, Minimum [Dollars]	11,388
Surrender Expense, 5 Years, Maximum [Dollars]	20,062
Surrender Expense, 5 Years, Minimum [Dollars]	14,159
Surrender Expense, 10 Years, Maximum [Dollars]	31,365
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,297
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $2,921 $8,898 $15,062 $31,365 $1,762 $5,388 $9,159 $19,297
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,921
Annuitized Expense, 1 Year, Minimum [Dollars]	1,762
Annuitized Expense, 3 Years, Maximum [Dollars]	8,898
Annuitized Expense, 3 Years, Minimum [Dollars]	5,388
Annuitized Expense, 5 Years, Maximum [Dollars]	15,062
Annuitized Expense, 5 Years, Minimum [Dollars]	9,159
Annuitized Expense, 10 Years, Maximum [Dollars]	31,365
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,297
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $2,921 $8,898 $15,062 $31,365 $1,762 $5,388 $9,159 $19,297
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,921
No Surrender Expense, 1 Year, Minimum [Dollars]	1,762
No Surrender Expense, 3 Years, Maximum [Dollars]	8,898
No Surrender Expense, 3 Years, Minimum [Dollars]	5,388
No Surrender Expense, 5 Years, Maximum [Dollars]	15,062
No Surrender Expense, 5 Years, Minimum [Dollars]	9,159
No Surrender Expense, 10 Years, Maximum [Dollars]	31,365
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,297
Contracts Issued On Or After July 15, 2019 [Member] | B Series [Member]
Prospectus:
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $9,771 $14,453 $19,331 $29,959 $8,611 $10,933 $13,395 $17,749
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,771
Surrender Expense, 1 Year, Minimum [Dollars]	8,611
Surrender Expense, 3 Years, Maximum [Dollars]	14,453
Surrender Expense, 3 Years, Minimum [Dollars]	10,933
Surrender Expense, 5 Years, Maximum [Dollars]	19,331
Surrender Expense, 5 Years, Minimum [Dollars]	13,395
Surrender Expense, 10 Years, Maximum [Dollars]	29,959
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,749
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $2,771 $8,453 $14,331 $29,959 $1,611 $4,933 $8,395 $17,749
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,771
Annuitized Expense, 1 Year, Minimum [Dollars]	1,611
Annuitized Expense, 3 Years, Maximum [Dollars]	8,453
Annuitized Expense, 3 Years, Minimum [Dollars]	4,933
Annuitized Expense, 5 Years, Maximum [Dollars]	14,331
Annuitized Expense, 5 Years, Minimum [Dollars]	8,395
Annuitized Expense, 10 Years, Maximum [Dollars]	29,959
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,749
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $2,771 $8,453 $14,331 $29,959 $1,611 $4,933 $8,395 $17,749
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,771
No Surrender Expense, 1 Year, Minimum [Dollars]	1,611
No Surrender Expense, 3 Years, Maximum [Dollars]	8,453
No Surrender Expense, 3 Years, Minimum [Dollars]	4,933
No Surrender Expense, 5 Years, Maximum [Dollars]	14,331
No Surrender Expense, 5 Years, Minimum [Dollars]	8,395
No Surrender Expense, 10 Years, Maximum [Dollars]	29,959
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,749
Premium Based Insurance Charge [Member]
Prospectus:
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.17%
Premium Based Insurance Charge [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Account Value Based Insurance Charge [Member]
Prospectus:
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.18%
Account Value Based Insurance Charge [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Account Value Based Insurance Charge - for contracts issued prior to August 24, 2015 [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Premium Based Insurance Charge - for contracts issued on or after August 24, 2015 [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.17%
Premium Based Insurance Charge - for contracts issued prior to August 24, 2015 [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 [Member] | C Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.68%
Base Contract Expense (of Average Account Value), Current [Percent]	0.68%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 [Member] | B Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.48%
Base Contract Expense (of Average Account Value), Current [Percent]	0.48%
Premium Based Insurance Charge - for contracts issued before September 16, 2019 [Member] | C Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.67%
Base Contract Expense (of Average Account Value), Current [Percent]	0.67%
Premium Based Insurance Charge - for contracts issued before September 16, 2019 [Member] | B Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.55%
Base Contract Expense (of Average Account Value), Current [Percent]	0.55%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 [Member] | C Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.68%
Base Contract Expense (of Average Account Value), Current [Percent]	0.68%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 [Member] | B Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.55%
Base Contract Expense (of Average Account Value), Current [Percent]	0.55%
Account Value Based Insurance Charge - for contracts issued on or after August 24, 2015 [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019 [Member] | C Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.67%
Base Contract Expense (of Average Account Value), Current [Percent]	0.67%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019 [Member] | B Series [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.47%
Base Contract Expense (of Average Account Value), Current [Percent]	0.47%

[1]
1.	The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.

[2]
2.	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.

[3]
3.	The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.

[4]
1.	The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.

[5]
2.	Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or Dollar Cost Averaging program do not count toward the 20 free transfers in an Annuity Year.

[6]
The additional information below may be applicable to the Portfolios listed in the above table:

[7]
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.

[8]
PGIM Fixed Income is a business unit of PGIM, Inc.

[9]
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).

[10]
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

[11]
PGIM Real Estate is a business unit of PGIM, Inc.

[12]
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;
(b)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

[13]
‡	The additional information below may be applicable to the Portfolios listed in the above table:
AST High Yield Portfolio
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
PSF Small-Cap Stock Index Portfolio - Class I
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
PSF Stock Index Portfolio - Class I
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

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♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.